Leases - Schedule of Future Minimum Lease Payments to be Received (Detail) $ in Millions	Dec. 31, 2019 USD ($)
Lessor, Operating Lease, Payments, Fiscal Year Maturity [Abstract]
2020	$ 200
2021	149
2022	82
2023	30
2024	8
2025 and thereafter	3
Total undiscounted lease payments	472
Lessor, Finance Lease, Payments, Fiscal Year Maturity [Abstract]
2020	74
2021	60
2022	45
2023	42
2024	14
2025 and thereafter	22
Total undiscounted lease payments	257
Unearned finance income	(18)
Present value of future minimum lease payments	$ 239